Restructuring - Schedule of Restructuring Reserve (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Beginning balance	$ 5.4	$ 6.4	$ 6.4	$ 5.1	$ 0.0
Restructuring charges	$ 0.0	$ 3.6	4.6	10.0	9.9
Ending balance			5.4	6.4	5.1
Severance and Relocation [Member]
Restructuring Reserve [Roll Forward]
Cash expenditures			(5.1)	(7.7)	(4.5)
Other [Member]
Restructuring Reserve [Roll Forward]
Cash expenditures			$ (0.5)	$ (1.0)	$ (0.3)